(Loss) / earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted loss per share is based on net loss attributable to equity holders of the parent and weighted average outstanding shares of:

	For the year ended December 31,
In thousands of U.S. dollars except for share data	2020	2019	2018
Net income / (loss) attributable to equity holders of the parent - basic	$94,124	$(48,490)	$(190,071)
Convertible notes interest expense	—	—	—
Convertible notes deferred financing amortization	—	—	—
Net income / (loss) attributable to equity holders of the parent - diluted	$94,124	$(48,490)	$(190,071)

Basic weighted average number of shares	54,665,898	49,857,998	34,824,311
Effect of dilutive potential basic shares:
Restricted stock	1,726,413	—	—
Convertible notes	—	—	—
	1,726,413	—	—
Diluted weighted average number of shares	56,392,311	49,857,998	34,824,311

Earnings / (Loss) Per Share:
Basic	$1.72	$(0.97)	$(5.46)
Diluted	$1.67	$(0.97)	$(5.46)